Issued capital and Preference shares	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Issued capital and Preference shares
24.	Issued capital and Preference shares

		31.12.2016	31.12.2017
		thousands	thousands

Issued capital
Authorized shares
Ordinary share of par value US$0.10 each		100,000	100,000

		Number of shares	RMB’000

Ordinary shares issued and fully paid
At January 1, 2016		39,298,340	1,955,720
Issued of shares as dividend payment (Note 25)		1,413,760	103,356

At December 31, 2016 and January 1, 2017		40,712,100	2,059,076
Issued of shares as dividend payment (Note 25)		99,790	12,897
Issued of shares upon exercised of share options (Note 27)		46,400	9,165

At December 31, 2017		40,858,290	2,081,138

US$’000			328,805

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Special share issued and fully paid
One special share issued and fully paid at US$0.10 per share	*	*	*

Non-redeemable convertible cumulative preference shares	21	21	3

*	Less than RMB 1 (US$1)

On July 13, 2017, based on the elections by shareholders, the dividend of US$0.90 per share for the financial year 2016 was paid in the form of approximately US$34.7 million in cash and 99,790 shares, at the volume weighted average trading price of US$19.0329 per share, with total value equivalent to RMB 12,897 (US$2,038).

On June 29, 2016, based on the elections by shareholders, the dividend of US$0.85 per share for the financial year 2015 was paid in the form of approximately US$17.8 million in cash and 1,413,760 shares, at the volume weighted average trading price of US$11.0227 per share, with total value equivalent to RMB 103,356.

In 2017, the Company issued 46,400 shares pursuant to the exercised of share option granted under the Company’s Equity Incentive Plan.

The holders of ordinary shares are entitled to such dividends as the Board of Directors of the Company may declare from time to time. All ordinary shares are entitled to one vote on a show of hands and carry one vote per share on a poll.

The holder of special share is entitled to elect a majority of directors of the Company. In addition, no shareholders resolution may be passed without the affirmative vote of the special share, including any resolution to amend the Memorandum of Association or Bye-laws of the Company. The special share is not transferable except to HLA, HLC or any of its affiliates. The Bye-Laws of the Company provides that the special share shall cease to carry any rights in the event that HLA and its affiliates cease to own, directly or indirectly, at least 7,290,000 ordinary shares in the capital of the Company.

Preference shares

HLGE issued 197,141,190 non-redeemable convertible cumulative preference shares (“NCCPS”) at an issue price of S$0.02 each on July 4, 2006, expiring on the 10th anniversary of the NCCPS issue date, and 197,011,794 NCCPS have been converted into ordinary shares in the capital of HLGE.

The NCCPS shall, subject to the terms and conditions thereof, carry the right to receive, out of the profits of HLGE available for payment of dividends, a fixed cumulative preferential dividend of 10% per annum of the issue price for each NCCPS (the “Preference Dividend”).

Other than the Preference Dividend, the NCCPS holders shall have no further right to participate in the profits or assets of HLGE.

NCCPS holders shall have no voting rights except under certain circumstances referred to in the Singapore Companies Act, Chapter 50 set out in the terms of the NCCPS.

The NCCPS are not listed and quoted on the Official List of the Singapore Exchange. However, the holders of the NCCPS are able to exercise their rights to convert the NCCPS into new ordinary shares at the adjusted NCCPS conversion ratio of one (1) new ordinary share for every ten (10) NCCPS following the completion of the HLGE’s share consolidation exercise in May 2015, subject to the terms and conditions of the NCCPS. Such new ordinary shares will be listed and quoted on the Official List of the Singapore Exchange when issued.

In accordance with the terms and conditions of the NCCPS, the rights of NCCPS holders to convert all or any of their NCCPS into fully paid ordinary shares in the capital of the HLGE has lapsed on July 4, 2016 (being the date of expiry of the NCCPS Conversion Period). NCCPS are perpetual securities and there is no mandatory conversion of the NCCPS upon the expiry of the NCCPS Conversion Period.

In 2016, HLGE issued a total of 2,899 new ordinary shares, pursuant to the conversion of 28,998 NCCPS, at an issue price of S$0.02 for each NCCPS. The NCCPS conversion ratio is one (1) new ordinary share for every ten (10) NCCPS converted.